GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in goodwill [abstract]
Beginning of year	$ 828	$ 901
Acquired through acquisition		27
Transfer to Assets held for sale		(22)
Foreign exchange	(7)	(78)
End of year	$ 821	$ 828